Analysis of changes in net debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Analysis of changes in net debt
28.	Analysis of changes in net debt

	At		Other	At
	1 Jan 2021	Cash flows	changes	31 Dec 2021
	£	£	£	£
Cash and cash equivalents	8,298,069	4,666,340	(2,539)	12,961,870
Debt due within one year	(1,186,222)	(400,557)	(9,042,704)	(10,629,483)
Debt due after one year	(9,057,705)	—	9,057,705	—

	(1,945,858)	4,265,783	12,462	2,332,387

Impact of foreign exchange
The other changes of £2,539 recorded in cash and cash equivalents above relate to foreign exchange variances.
The
 other changes to debt due within and after one year include foreign exchange gains of £
45,592
Impact of rolled up interest
The other changes to debt due within and after one year include the release of discount on deferred consideration of £25,798. This is rolled up and included in the closing balances.
This also includes rolled up interest on the Group’s bank facility of £4,793.
Obligations under finance leases
The Group’s obligations under finance leases disclosed in the above reduced by £240,336 during the period following capital repayments of that amount.

	At		Other	At
	1 Jan 2020	Cash flows	changes	31 Dec 2020
	£	£	£	£
Cash and cash equivalents	7,057,488	1,250,687	(10,106)	8,298,069
Debt due within one year	(1,511,044)	1,221,874	(897,052)	(1,186,222)
Debt due after one year	(9,683,832)	—	626,127	(9,057,705)

	(4,137,388)	2,472,561	(281,031)	(1,945,858)

Impact of acquisition and disposal of subsidiaries
Included in the cash flows relating to cash and cash equivalents are cash inflows of £71,158 in respect of cash balances acquired with subsidiaries and cash outflows of £2,934 in respect of cash balances disposed of with the loss of control of a subsidiary during the year.

Impact of foreign exchange
The other changes of £10,106 recorded in cash and cash equivalents above relate to foreign exchange variances.
The other changes to debt due within and after one year include foreign exchange losses of £88,641
Impact of rolled up interest
The other changes to debt due within and after one year include the release of discount on deferred consideration of £59,088. This is rolled up and included in the closing balances.
This also includes rolled up interest on the Group’s bank facility of £40,270.
Impact of fair value adjustment to deferred consideration
The other changes to debt due within and after one year include fair value adjustments to deferred consideration amounting to £82,726.
Obligations under finance leases
The Group’s obligations under finance leases disclosed in the above reduced by £222,793 during the period following capital repayments of that amount.